Financial Risk Management and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial Risk Management and Financial Instruments
Schedule of carrying amount and the fair values of financial assets and liabilities

		Between 1 and	More Than
in EUR	Up to 1 Year	3 Years	3 Years
Balance at December 31, 2022
Loans	30,685,728	598,908	485,377
Trade accounts payable	27,271,931	—	—
Lease liabilities	2,441,882	4,021,501	1,804,111
Other financial liabilities	6,758,304	13,287	—
Total	67,157,845	4,633,697	2,289,488

Balance at December 31, 2021
Loans	34,733,896	703,331	—
Trade accounts payable	33,447,088	—	—
Lease liabilities	2,403,026	4,602,149	3,390,779
Other financial liabilities Restated*	8,014,179	—	—
Total	78,598,189	5,305,480	3,390,779

* Certain amounts for 2021 have been restated; see Note 2.4

Schedule of sensitivity to a reasonably possible change in the exchange rates

Balances at December 31, 2022

							Change in
		Trade					Foreign
		Accounts					Currency	Impact on	Impact on
		Receivables					appreciation/	Profit (+)	Profit (+)
	Cash and	and Other	Loans	Trade		Net	depreciation	or Loss (−)	or Loss (−)
	Cash	Financial	receivables /	Accounts	Equity	Risk	in percentage	in EUR	in EUR
	Equivalents	Assets	(payables)	Payable	Instruments	Exposure	points	+10%	-10%

Balance at December 31, 2022
Amounts in EUR	681,060	911,909	-	(1,792,895)	—	(199,926)	+/-10%	(19,993)	19,993
Amounts in CNY	5,144,653	10,566,164	(10,000,000)	(104,455,142)	—	(98,744,325)	+/-10%	(1,341,964)	1,341,964
Amounts in USD	34,319,141	8,000,000	29,016,931	(1,334,406)	1,273,028	71,274,694	+/-10%	(6,108,746)	7,462,308
Amounts in JPY	57,762,553	404,773,837	401,116,668	(178,280,936)	—	685,372,122	+/-10%	(442,959)	541,394
Amounts in TWD	—	11,186,471	-	(3,535,080)	—	7,651,391	+/-10%	(21,343)	26,086
Amounts in PHP	—	1,313,388	-	(20,877,283)	—	(19,563,895)	+/-10%	30,015	(36,685)

Balances at December 31, 2021*

							Change in
							Foreign
							Currency	Impact on	Impact on
					Other		appreciation/	Profit (+)	Profit (+)
	Cash and	Trade	Loans	Trade	Current	Net	depreciation	or Loss (−)	or Loss (−)
	Cash	Accounts	receivables /	Accounts	Financial	Risk	in percentage	in EUR	in EUR
	Equivalents	Receivables	(payables)	Payable	Liabilities	Exposure	points	+10%	-10%

Balance at December 31, 2021
Amounts in EUR	1,074,504	1,819,062	(2,008,333)	(1,170,124)	—	(284,891)	+/-10%	(28,489)	28,489
Amounts in CNY	3,645,636	23,080,637	—	(167,501,322)	(64,202)	(140,839,250)	+/-10%	(1,957,626)	1,957,626
Amounts in USD	42,074,709	9,420	31,322,436	(3,505,663)	—	69,900,902	+/-10%	(5,675,222)	6,928,868
Amounts in JPY	175,667	384,924,842	398,069,782	(113,912,632)	—	669,257,659	+/-10%	(466,842)	570,584
Amounts in TWD	—	11,271,923	—	(5,843,051)	—	5,428,872	+/-10%	(15,726)	19,220

*Certain amounts for 2021 have been restated to be consistent with the calculation and presentation for 2022.